SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Minimum [Member] | Computer equipment [Member]
Useful life	2 years	2 years
Minimum [Member] | Office equipment [Member]
Useful life		3 years
Minimum [Member] | Automobiles [Member]
Useful life	3 years	3 years
Maximum [Member] | Computer equipment [Member]
Useful life	5 years	5 years
Maximum [Member] | Office equipment [Member]
Useful life		5 years
Maximum [Member] | Automobiles [Member]
Useful life	5 years	5 years